Accrued Liabilities (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Accrued Liabilities [Line Items]
Accrued compensation and related benefits	$ 439,156	$ 304,772
Accrued research and development expense	316,099	713,099
Accrued liquidated damages	0	594,288
Accrued other expense	170,000	40,000
Total accrued liabilities	$ 925,255	$ 1,652,159